Cover Page - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2022	Jun. 30, 2021
Document Information [Line Items]
Document Type	10-K
Entity Registrant Name	US BANCORP \DE\
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Current Reporting Status	Yes
Entity Smaller Reporting Company	false
Entity Emerging Growth Company	false
Document Transition Report	false
Document Annual Report	true
Entity File Number	1-6880
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0255900
Entity Interactive Data Current	Yes
Entity Address, Postal Zip Code	55402
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Address Line One	800 Nicollet Mall
City Area Code	651
Local Phone Number	466-3000
Entity Common Stock, Shares Outstanding		1,483,901,767
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0000036104
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 84.5
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	42
Auditor Location	Minneapolis, Minnesota
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	USB
Title of 12(b) Security	Common Stock
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrA
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series B Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrH
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrP
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrQ
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series M Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrR
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series O Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	USB PrS
Title of 12(b) Security	Depositary Shares
Security Exchange Name	NYSE
Series X [Member]
Document Information [Line Items]
Trading Symbol	USB/24B
Title of 12(b) Security	Medium-Term Notes
Security Exchange Name	NYSE